Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Of Financial Assets and Liabilities [Abstract]
Carrying Amount of Financial Assets
The carrying amounts of the Company’s financial assets and financial liabilities by category are as follows:

At December 31, 2022	Amortized cost	FVTPL	FVOCI(5)	Total
Financial assets
Cash and cash equivalents	$200,769	$—	$—	$200,769
Marketable securities	—	984	35,883	36,867
Trade receivables	8,180	—	—	8,180
Derivative assets(1)	—	36,743	—	36,743
Restricted cash(2)	16,452	—	—	16,452
Other financial assets(3)	39,051	—	2,294	41,345
Total financial assets	$264,452	$37,727	$38,177	$340,356

Financial liabilities
Accounts payable and accrued liabilities	$226,028	$—	$—	$226,028
Loans and borrowings	828,024	—	—	828,024
Derivative liabilities(1)	—	10,705	—	10,705
Lease liabilities(4)	35,500	—	—	35,500
Other financial liabilities	13,853	—	—	13,853
Total financial liabilities	$1,103,405	$10,705	$—	$1,114,110

At December 31, 2021
Financial assets
Cash and cash equivalents	$305,498	$—	$—	$305,498
Marketable securities	—	1,902	238,628	240,530
Trade receivables	14,207	—	—	14,207
Derivative assets(1)	—	124,452	—	124,452
Restricted cash(2)	20,444	—	—	20,444
Other financial assets(3)	14,416	—	2,294	16,710
Total financial assets	$354,565	$126,354	$240,922	$721,841

Financial liabilities
Accounts payable and accrued liabilities	$185,716	$—	$—	$185,716
Loans and borrowings	540,682	—	—	540,682
Derivative liabilities(1)	—	84,857	—	84,857
Lease liabilities(4)	45,097	—	—	45,097
Other financial liabilities	3,588	—	—	3,588
Total financial liabilities	$775,083	$84,857	$—	$859,940
(1)     Includes current and non-current derivatives (note 14).
(2)    Includes current and non-current restricted cash. At December 31, 2022, the Company had $1.9 million (2021 – nil) of current restricted cash included in prepaid expenses and other current assets.
(3)    Other financial assets measured at amortized cost includes current and non-current receivables from asset sales and other receivables (notes 7 and 11) .
(4)    Includes current and non-current lease liabilities (note 17(b)).
(5)    Includes the Company’s marketable securities and investment in other equity instruments designated as measured at FVOCI on initial recognition (notes 6 and 11(c)).
The fair values of the Company’s financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2022	Level 1(3)	Level 2(4)	Level 3(5)	Total
Marketable securities(1)	$36,867	$—	$—	$36,867
Derivative assets(2)	—	36,743	—	36,743
Other financial assets(1)	—	—	2,294	2,294
Derivative liabilities(2)	—	(2,425)	(8,280)	(10,705)
Net financial assets (liabilities)	$36,867	$34,318	$(5,986)	$65,199

At December 31, 2021
Marketable securities(1)	$240,530	$—	$—	$240,530
Derivative assets(2)	—	124,452	—	124,452
Other financial assets(1)	—	—	2,294	2,294
Derivative liabilities(2)	—	(78,271)	(6,586)	(84,857)
Net financial assets (liabilities)	$240,530	$46,181	$(4,292)	$282,419
(1)Marketable securities and other financial assets are principally measured at FVOCI.
(2)Includes current and non-current derivatives (note 14).
(3)The fair values of marketable securities are based on the quoted market price of the underlying securities.
(4)The fair values of derivative assets and certain derivative liabilities are measured using Level 2 inputs. The fair values of the Company’s investments in warrants and share purchase warrant liability (2021 – investments in warrants, share purchase warrant liability and Solaris warrant liability) are determined using the Black-Scholes option pricing model that uses a combination of quoted market prices and market-derived inputs such as expected volatility. The fair values of the Company’s foreign currency contracts are based on forward foreign exchange rates and the fair values of the Company’s gold collar and forward contracts at December 31, 2021 are based on forward metal prices.
(5)The fair value of the contingent consideration derivative liability relating to Greenstone is calculated as the present value of projected future cash flows using a market-interest rate that reflects the risk associated with the delivery of the contingent consideration. The projected cash flows are affected by assumptions related to the achievement of production milestones.

Carrying Amount of Financial Liabilities
The carrying amounts of the Company’s financial assets and financial liabilities by category are as follows:

At December 31, 2022	Amortized cost	FVTPL	FVOCI(5)	Total
Financial assets
Cash and cash equivalents	$200,769	$—	$—	$200,769
Marketable securities	—	984	35,883	36,867
Trade receivables	8,180	—	—	8,180
Derivative assets(1)	—	36,743	—	36,743
Restricted cash(2)	16,452	—	—	16,452
Other financial assets(3)	39,051	—	2,294	41,345
Total financial assets	$264,452	$37,727	$38,177	$340,356

Financial liabilities
Accounts payable and accrued liabilities	$226,028	$—	$—	$226,028
Loans and borrowings	828,024	—	—	828,024
Derivative liabilities(1)	—	10,705	—	10,705
Lease liabilities(4)	35,500	—	—	35,500
Other financial liabilities	13,853	—	—	13,853
Total financial liabilities	$1,103,405	$10,705	$—	$1,114,110

At December 31, 2021
Financial assets
Cash and cash equivalents	$305,498	$—	$—	$305,498
Marketable securities	—	1,902	238,628	240,530
Trade receivables	14,207	—	—	14,207
Derivative assets(1)	—	124,452	—	124,452
Restricted cash(2)	20,444	—	—	20,444
Other financial assets(3)	14,416	—	2,294	16,710
Total financial assets	$354,565	$126,354	$240,922	$721,841

Financial liabilities
Accounts payable and accrued liabilities	$185,716	$—	$—	$185,716
Loans and borrowings	540,682	—	—	540,682
Derivative liabilities(1)	—	84,857	—	84,857
Lease liabilities(4)	45,097	—	—	45,097
Other financial liabilities	3,588	—	—	3,588
Total financial liabilities	$775,083	$84,857	$—	$859,940
(1)     Includes current and non-current derivatives (note 14).
(2)    Includes current and non-current restricted cash. At December 31, 2022, the Company had $1.9 million (2021 – nil) of current restricted cash included in prepaid expenses and other current assets.
(3)    Other financial assets measured at amortized cost includes current and non-current receivables from asset sales and other receivables (notes 7 and 11) .
(4)    Includes current and non-current lease liabilities (note 17(b)).
(5)    Includes the Company’s marketable securities and investment in other equity instruments designated as measured at FVOCI on initial recognition (notes 6 and 11(c)).
The fair values of the Company’s financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2022	Level 1(3)	Level 2(4)	Level 3(5)	Total
Marketable securities(1)	$36,867	$—	$—	$36,867
Derivative assets(2)	—	36,743	—	36,743
Other financial assets(1)	—	—	2,294	2,294
Derivative liabilities(2)	—	(2,425)	(8,280)	(10,705)
Net financial assets (liabilities)	$36,867	$34,318	$(5,986)	$65,199

At December 31, 2021
Marketable securities(1)	$240,530	$—	$—	$240,530
Derivative assets(2)	—	124,452	—	124,452
Other financial assets(1)	—	—	2,294	2,294
Derivative liabilities(2)	—	(78,271)	(6,586)	(84,857)
Net financial assets (liabilities)	$240,530	$46,181	$(4,292)	$282,419
(1)Marketable securities and other financial assets are principally measured at FVOCI.
(2)Includes current and non-current derivatives (note 14).
(3)The fair values of marketable securities are based on the quoted market price of the underlying securities.
(4)The fair values of derivative assets and certain derivative liabilities are measured using Level 2 inputs. The fair values of the Company’s investments in warrants and share purchase warrant liability (2021 – investments in warrants, share purchase warrant liability and Solaris warrant liability) are determined using the Black-Scholes option pricing model that uses a combination of quoted market prices and market-derived inputs such as expected volatility. The fair values of the Company’s foreign currency contracts are based on forward foreign exchange rates and the fair values of the Company’s gold collar and forward contracts at December 31, 2021 are based on forward metal prices.
(5)The fair value of the contingent consideration derivative liability relating to Greenstone is calculated as the present value of projected future cash flows using a market-interest rate that reflects the risk associated with the delivery of the contingent consideration. The projected cash flows are affected by assumptions related to the achievement of production milestones.

Assets and Liabilities Not Measured at Fair Value
At December 31, 2022 and 2021, the fair values of the Company’s financial assets and financial liabilities, excluding lease liabilities, that are not measured at fair value in the statement of financial position as compared to the carrying amounts were as follows:

		December 31, 2022		December 31, 2021
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Non-current receivables from asset sales(1)	3	$20,965	$20,965	$10,321	$10,321
Credit Facility(2)	2	560,788	582,118	279,621	287,255
Convertible Notes(3)	2	267,236	281,381	261,061	384,143
(1)The fair values of non-current receivables from sales of the Company’s non-core assets (note 11) are calculated as the present value of expected future cash flows based on expected amounts and timing of the future cash flows discounted using a market rate of interest for similar instruments.
(2)The fair value of the Credit Facility (note 13(a)) is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(3)The fair value of the 2019 and 2020 Convertible Notes (note 13(b)) at December 31, 2022 represents the fair value of the debt component of $264.9 million (2021 – $277.7 million) and the fair value of the equity component of $16.5 million (2021 – $106.4 million). The fair value of the debt component is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(4)At December 31, 2022 and 2021, the carrying amounts of the Company’s cash and cash equivalents, restricted cash, trade and other current receivables, accounts payable and accrued liabilities and other current liabilities approximate their fair values due to the short-term nature of the instruments.